Cash and Investments - Changes in Level 3 Financial Assets (Details) - Significant unobservable inputs (Level 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in fair value measurement, assets [abstract]
Balance - January 1	$ 4,373.3	$ 2,499.5
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(26.3)	442.1
Purchases	1,261.7	1,003.2
Sales and distributions	(616.8)	(706.6)
Acquisitions of subsidiaries (note 23)		645.8
Transfer into category	491.4	391.1
Unrealized foreign currency translation losses on foreign operations included in other comprehensive income	(109.3)	98.2
Balance - December 31	5,374.0	4,373.3
Private placement debt securities
Changes in fair value measurement, assets [abstract]
Balance - January 1	1,941.1	1,053.1
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(78.4)	190.2
Purchases	458.7	430.2
Sales and distributions	(266.3)	(209.7)
Acquisitions of subsidiaries (note 23)		22.4
Transfer into category	0.0	384.0
Unrealized foreign currency translation losses on foreign operations included in other comprehensive income	(62.2)	70.9
Balance - December 31	1,992.9	1,941.1
Private company preferred shares
Changes in fair value measurement, assets [abstract]
Balance - January 1	283.2	44.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(46.0)	1.3
Purchases	47.7	268.4
Sales and distributions	(24.4)	(34.1)
Acquisitions of subsidiaries (note 23)		0.0
Transfer into category	0.0	0.0
Unrealized foreign currency translation losses on foreign operations included in other comprehensive income	(4.8)	3.6
Balance - December 31	255.7	283.2
Limited partnerships and other
Changes in fair value measurement, assets [abstract]
Balance - January 1	1,598.7	981.4
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	155.7	243.4
Purchases	383.1	221.2
Sales and distributions	(316.3)	(443.4)
Acquisitions of subsidiaries (note 23)		583.8
Transfer into category	0.0	0.0
Unrealized foreign currency translation losses on foreign operations included in other comprehensive income	(10.5)	12.3
Balance - December 31	1,810.7	1,598.7
Private equity funds
Changes in fair value measurement, assets [abstract]
Balance - January 1	170.5	167.8
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	10.9	(5.5)
Purchases	2.6	0.0
Sales and distributions	(5.8)	0.0
Acquisitions of subsidiaries (note 23)		0.0
Transfer into category	0.0	0.0
Unrealized foreign currency translation losses on foreign operations included in other comprehensive income	(8.2)	8.2
Balance - December 31	170.0	170.5
Common shares
Changes in fair value measurement, assets [abstract]
Balance - January 1	202.2	155.4
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(24.0)	22.6
Purchases	7.5	11.1
Sales and distributions	(3.5)	(19.4)
Acquisitions of subsidiaries (note 23)		29.9
Transfer into category	491.4	0.0
Unrealized foreign currency translation losses on foreign operations included in other comprehensive income	(5.6)	2.6
Balance - December 31	668.0	202.2
Derivatives and other invested assets
Changes in fair value measurement, assets [abstract]
Balance - January 1	177.6	97.8
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(44.5)	(9.9)
Purchases	362.1	72.3
Sales and distributions	(0.5)	0.0
Acquisitions of subsidiaries (note 23)		9.7
Transfer into category	0.0	7.1
Unrealized foreign currency translation losses on foreign operations included in other comprehensive income	(18.0)	0.6
Balance - December 31	$ 476.7	$ 177.6